Income Taxes (Details) - Schedule of Income tax expenses - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of Income tax expenses [Abstract]
Current income tax expenses					$ (2,313,854)	$ (14,861)
Deferred income tax benefits					135,930
Income tax expenses	$ (371,393)	$ (408,829)	$ (771,862)	$ (408,829)	$ (2,177,924)	$ (14,861)